Finance income and finance costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Finance Income And Finance Costs [Abstract]
Finance income from equity accounted units	$ 3	$ 2	$ 4
Other finance income (including bank deposits, net investment in leases, and other financial assets)	176	62	137
Total finance income	179	64	141
Interest on:
– Financial liabilities at amortised cost (excluding lease liabilities) and associated derivatives	(713)	(489)	(561)
– Lease liabilities	(49)	(47)	(50)
Fair value movements:
– Bonds designated as hedged items in fair value hedges(a)	526	246	(284)
– Derivatives designated as hedging instruments in fair value hedges(a)	(515)	(242)	287
Loss on early redemption of bonds	0	(69)	0
Amounts capitalised(b)	416	358	340
Total finance costs	$ (335)	$ (243)	$ (268)